Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Abstract]
Cash equivalents maturities, months	3 months
Inventory write-downs	$ 3,482,000	$ 1,395,000	$ 1,203,000
Impairment on acquired IPR&D	0	1,425,000	0
Provision for product returns	2,167,000	2,237,000
Severance pay expense	11,176,000	12,090,000	8,978,000
Employee contribute percentage, max	6.00%
Employee contribute amount, max per year	16,500
Employees over 50 years of age maximum annual contribution per year	22,000
Age of employees, minimum	50 years
Matching percentage of employee contributions to plan	50.00%
Expense for matching contributions	3,989,000	3,129,000	2,723,000
Weighted average number of shares related to outstanding anti-dilutive options and restricted shares	785,821	1,096,069	2,086,379
Advertising expenses	10,214,000	7,887,000	6,969,000
Measurement of maximum tax benefit	50.00%
Interest and penalties expenses	1,880,000
Reclassification adjustment		$ 765,000	$ 204,000